Working Capital Facilities (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Working Capital Facilities
Promissory Note Beginning balance	$ 4,363	$ 4,363
Finance cost	126
Repayment of Promissory Note	(4,489)	0
Promissory Note issued	1,050	0
Repayment of Promissory Note purchased	24	0
Promissory Note Ending balance	$ 1,026	$ 4,363